Contingencies (Detail)	3 Months Ended		12 Months Ended			1 Months Ended	0 Months Ended				3 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended				12 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended
	Jul. 25, 2014 USD ($)	Jul. 26, 2013 USD ($)	Apr. 25, 2014 USD ($)	Apr. 26, 2013 USD ($)	Apr. 27, 2012 USD ($)	May 31, 2012 Shareholder Related Litigation Lawsuits Lawsuits	Jan. 15, 2014 Litigation with Edwards Lifesciences Corporation USD ($)	Feb. 28, 2013 Litigation with Edwards Lifesciences Corporation USD ($)	Apr. 01, 2010 Litigation with Edwards Lifesciences Corporation USD ($)	Mar. 19, 2010 Litigation with Edwards Lifesciences Corporation Patent	Oct. 26, 2012 Litigation with Edwards Lifesciences Corporation USD ($)	Apr. 25, 2014 Litigation with Edwards Lifesciences Corporation USD ($)	Apr. 26, 2013 Litigation with Edwards Lifesciences Corporation USD ($)	May 19, 2014 Litigation with Edwards Lifesciences Corporation Subsequent Event USD ($)	Apr. 25, 2014 Litigation with Edwards Lifesciences Corporation Subsequent Event USD ($)	Aug. 26, 2013 Litigation with Edwards Lifesciences Corporation Edwards Lifesciences, Inc. EUR (€)	Mar. 12, 2010 Litigation with Edwards Lifesciences Corporation Pending Litigation Patent	Mar. 19, 2010 Existing Litigation, Edwards Life Sciences Inc Pending Litigation Patent	Jul. 25, 2014 INFUSE Product Liability Litigation PersonalInjuryCases Claim Lawsuits	Apr. 25, 2014 INFUSE Product Liability Litigation PersonalInjuryCases Claim Lawsuits	Apr. 25, 2014 INFUSE Product Liability Litigation USD ($) Claim Lawsuits	Jul. 25, 2014 INFUSE Product Liability Litigation Claim Lawsuits	Jul. 25, 2014 Other Litigation Matters USD ($)	Apr. 25, 2014 Other Litigation Matters USD ($)	May 31, 2014 Other Litigation Matters Subsequent Event USD ($)
Loss Contingency, Information about Litigation Matters
Claims filed, number																				750	750	750
Loss contingency, number of individual personal injury claims																			1,200	1,200
Estimated number of unfiled claimants																				3,600	3,600	3,600
Certain litigation charges, net			$ 770,000,000	$ 245,000,000	$ 90,000,000						$ 245,000,000	$ 589,000,000	$ 245,000,000		$ 589,000,000						$ 140,000,000		$ 3,000,000	$ 10,000,000
Loss Contingency, New Claims Filed, Number						2
Patents allegedly infringed, number										3							3
Patents found not infringed, number										2								2
Damages awarded to plaintiff							394,000,000		74,000,000
Payments for Legal Settlements	761,000,000	0	15,000,000	175,000,000	241,000,000			84,000,000
Loss Contingency, bond paid by Edwards to enforce injunction																50,000,000
Settlement amount														750,000,000											10,000,000
Minimum annual payments														$ 40,000,000
Agreement term														8 years
Name of defendant												Medtronic CoreValve LLC
Name of plaintiff												Edwards